SM&R Investments, Inc.

Supplement effective May 17, 2004 to the Class A and Class B Prospectus dated December 31, 2003

On page 1, under "Fund Facts You May Find Helpful", the Assistant Portfolio Manager, Nam Hoang, is hereby deleted.

On page 32, in the table "Fees and Expenses of the Funds", the following fee table has been restated to change the column "Wire Redemption Fees on Redemptions less than $10,000" to read: $20.00 for each of the Funds and their respective classes.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	Maximum Deferred Sales Charge (as a percentage of the lesser of the offering price or redemption value)	Wire Redemption Fees on Redemptions less than $10,000	Maximum Account Fees (custodian fee applicable to tax deferred accounts only)
SM&R Equity Funds:
Alger Technology Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Alger Aggressive Growth Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Alger Small-Cap Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Alger Growth Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Growth Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Equity Income Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
Balanced Fund
Class A	5.00%(1)	(3)	$20.00	$10.00
Class B	NONE	5.00%(5)	$20.00	$10.00
SM&R Fixed Income Funds:
Government Bond Fund
Class A	4.75%(2)	(3)	$20.00	$10.00
Class B	NONE	3.00%(4)	$20.00	$10.00
Tax Free Fund
Class A	4.75%(2)	(3)	$20.00	$10.00
Class B	NONE	3.00%(4)	$20.00	$10.00
Primary Fund	NONE	NONE	$20.00	$10.00
Money Market Fund	NONE	NONE	$20.00	$10.00

On page 34, the "Footnotes to Fees and Expenses" section is being restated to more clearly identify it as a footnote.

Footnotes to Fees and Expenses

  You pay a sales charge of 5.00% on initial investments in Class A shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.
  You pay a sales charge of 4.75% on initial investments in shares of less than $100,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.
  Purchases of $1 million or more of Class A shares may be made without an initial sales charge. Redemptions of such shares within the first thirteen months after purchase, however, will be subject to a contingent deferred sales charge of 1%.
  The maximum 3.00% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines to 2.00% during the second year, 1.00% during the third year, and zero during the fourth year and thereafter.
  The maximum 5.00% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year, and zero during the sixth year and thereafter.
  The "Management Fees" and "Other Expenses" shown for the Funds are for the fiscal year ended August 31, 2003.
  These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses.
  The Fund's manager, Securities Management and Research, Inc. ("SM&R"), has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund, Money Market Fund and the Primary Fund regular operating expenses in excess of 1.25% (0.50% for the Money Market Fund) per year of such funds' average daily net assets. Regular operating expenses include the advisory fee and administrative fee but do not include the 12b-1 fee or class-specific expenses.
  For the year ended December 31, 2004, SM&R has voluntarily agreed to reimburse fees and expenses incurred in excess of the amounts shown in the table below. Refer to "Reimbursements and Waivers" on page 45 of this prospectus for more details. This arrangement may be terminated at any time by SM&R.

  Voluntary Expense Reimbursement of the Funds (until 12/31/04)

  Annual Fund Operating Expenses

  (expenses exceeding these amounts to be reimbursed by SM&R)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses (7)	Total Annual Fund Operating Expenses (8)(9)
SM&R Equity Funds:
Alger Technology Fund
Class A	1.35%	0.35%	0.40%	2.10%
Class B	1.35%	1.00%	0.40%	2.75%
Alger Aggressive Growth Fund
Class A	1.05%	0.35%	0.45%	1.85%
Class B	1.05%	1.00%	0.45%	2.50%
Alger Small-Cap Fund
Class A	1.00%	0.35%	0.55%	1.90%
Class B	1.00%	1.00%	0.55%	2.55%
Alger Growth Fund
Class A	0.85%	0.35%	0.50%	1.70%
Class B	0.85%	1.00%	0.50%	2.35%
Growth Fund
Class A	0.75%	0.25%	0.36%	1.36%
Class B	0.75%	0.75%	0.36%	1.86%
Equity Income Fund
Class A	0.75%	0.25%	0.26%	1.26%
Class B	0.75%	0.75%	0.26%	1.76%
Balanced Fund
Class A	0.75%	0.25%	0.30%	1.30%
Class B	0.75%	0.75%	0.30%	1.80%
SM&R Fixed Income Funds:
Government Bond Fund
Class A	0.48%	0.25%	0.00%	0.73%
Class B	0.48%	0.75%	0.00%	1.23%
Tax Free Fund
Class A	0.50%	0.25%	0.00%	0.75%
Class B	0.50%	0.75%	0.00%	1.25%
Primary Fund	0.50%	--	0.30%	0.80%
Money Market Fund	0.25%	--	0.25%	0.50%

  On page 70, in the 2nd column, first paragraph after item (h), the paragraph is hereby amended to read:

  You may exchange shares you own in the Primary Fund for Class A or Class T shares of another fund, provided you meet any eligibility requirements and pay any sales charge applicable to the acquired shares. You cannot exchange shares of the Primary Fund for Class B shares of another fund.

  On page 72, under "Dividend Reinvestments", beginning 6/1/04 a new 2nd paragraph is being added which reads as follows:

  Please Note: The minimum dollar amount of a Dividend that will be issued by check, wire, or Automated Clearing House (ACH) is $10.00, and the minimum dollar amount of a Capital Gain that will be issued by check, wire, or ACH is $10.00.

  SM&R Investments, Inc.

  Supplement effective May 17, 2004 to the Class T Prospectus dated December 31, 2003

  On page 17, in the table "Fees and Expenses of the Funds", the following fee table has been restated to change the column "Wire Redemption Fees on Redemptions less than $10,000" to read: $20.00 for each of the Funds.

  Shareholder Fees

  (fees paid directly from your investment)

SM&R Equity Funds	Growth Fund Class T	Equity Income Fund Class T	Balanced Fund Class T

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%(1)	5.75%(1)	5.75%(1)

Maximum Account Fees (custodian fee applicable to tax deferred accounts only)	$10.00	$10.00	$10.00

Wire Redemption Fees on Redemptions less than $10,000	$20.00	$20.00	$20.00

SM&R Fixed Income Funds:	Government Bond Fund Class T	Tax Free Fund Class T	Primary Fund

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.50%(2)	4.50%(2)	None

Maximum Account Fees (custodian fee applicable to tax deferred accounts only)	$10.00	$10.00	$10.00

Wire Redemption Fees on Redemptions less than $10,000	$20.00	$20.00	$20.00

  On page 17, the "Footnotes to Fees and Expenses" section is being restated to more clearly identify it as a footnote.

  Footnotes to Fees and Expenses
  You pay a sales charge of 5.75% on initial investments in shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000, but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; and zero on initial investments of $500,000 or more.
  You pay a sales charge of 4.50% on initial investments in shares of less than $100,000. You pay a reduced sales charge at certain breakpoints, as follows: 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; and zero on initial investments of $500,000 or more.
  The "Management Fees" and "Other Expenses" shown for the Funds are for the fiscal year ended August 31, 2003. No Distribution and Service (12b-1) Fees are imposed on any shares offered in this prospectus.
  These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses.
  The Fund's manager, Securities Management and Research, Inc. ("SM&R"), has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund, and the Primary Fund regular operating expenses in excess of 1.25% per year of such funds' average daily net assets. Regular operating expenses include the advisory fee and administrative fee but do not include class-specific expenses.
  For the year ended December 31, 2004, SM&R has voluntarily agreed to reimburse fees and expenses incurred by the Fixed Income Funds in excess of the amounts shown in the table below. Refer to "Reimbursements and Waivers" on page 26 of this prospectus for more details. This arrangement may be terminated at any time by SM&R.

Voluntary Expense Reimbursement of the Funds (until 12/31/04)

Annual Fund Operating Expenses

(expenses exceeding these amounts to be reimbursed by SM&R)

SM&R Fixed Income Funds

	Government Bond Fund Class T	Tax Free Fund Class T	Primary Fund

Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service(12b-1) Fees	--	--	--
Other Expenses (4)	0.23%	0.25%	0.30%
Total Annual Fund Operating Expenses (5)(6)	0.73%	0.75%	0.80%

On page 46, in the 1st column, first paragraph after item (h), the paragraph is hereby amended to read:

You may exchange shares you own in the Primary Fund for Class A or Class T shares of another fund, provided you meet any eligibility requirements and pay any sales charge applicable to the acquired shares. You cannot exchange shares of the Primary Fund for Class B shares of another fund.

On page 47, under "Dividend Reinvestments", a new 2nd paragraph is being added and reads as follows:

Please note: The minimum dollar amount of a Dividend that will be issued by check, wire, or Automated Clearing House (ACH) is $10.00, and the minimum dollar amount of a Capital Gain that will be issued by check, wire, or ACH is $10.00.